RECEIVABLES AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECEIVABLES AND OTHER
Trade receivables	$ 11,067
Tax receivables	6,166	$ 8,621
Prepayments and deposits	2,064	1,790
BC Mineral Exploration Tax Credit ("BCMETC") receivable	249	4,771
Other receivables	5	78
Total receivables and other	$ 19,551	$ 15,260	$ 14,743